Operations and Reorganization	12 Months Ended
Dec. 31, 2018
Operations and Reorganization
Operations and Reorganization

1. Operations and Reorganization

Bilibili Inc. (the “Company” or “Bilibili”) is an online entertainment platform for young generations. The Company, through its consolidated subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”), is primarily engaged in the operation of providing online entertainment services to users in the People’s Republic of China (the “PRC” or “China”).

As of December 31, 2018, the Company’s major subsidiaries, VIEs and subsidiaries of the VIEs are as follows:

		Percentage of
		Direct or
		Indirect
	Place and Year of	Economic
Major Subsidiaries	Incorporation	Ownership	Principal Activities
Bilibili HK Limited	Hong Kong Y2014	100	Investment holding
Hode HK Limited	Hong Kong Y2014	100	Investment holding
Bilibili Co., Ltd.	Japan Y2014	100	Business development
Hode Shanghai Limited. (“Hode Technology”)	PRC Y2014	100	Technology development
Shanghai Bilibili Technology Co., Ltd.	PRC Y2016	100	Technology development

		Percentage of
	Place and	Direct or
	Year of	Indirect
	Incorporation/	Economic
Major VIEs and VIEs’ subsidiaries	Acquisition	Ownership	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Shanghai Hode”)	PRC Y2013	100	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC Y2014	100	Video distribution
Sharejoy Network Technology Co., Ltd.	PRC Y2014	100	Game promotion and marketing
Shanghai Hehehe Culture Communication Co., Ltd	PRC Y2014	100	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd.	PRC Y2015	100	E-commerce

History of the Group

• Reorganization

The Group commenced operations in 2011. Shanghai Hode was established in 2013 by several PRC citizens, the founders, to carry out the Group’s principal business.

The Company was incorporated as a limited liability company in the Cayman Islands in December 2013. Through a series of contemplated transactions in October and December 2014, Hode Technology was established to control Shanghai Hode through contractual arrangements (the “Reorganization”). Through these Reorganization transactions, the Group’s business continued to be carried out by Shanghai Hode without changes in control. Accordingly, pursuant to the guidance in ASC 805, Business Combinations, Hode Technology was established to consolidate Shanghai Hode, which was identified as the acquiree for accounting purposes. There was no change in financial statements preparation basis resulted from these Reorganization transactions. Further, the Group obtained control over Shanghai Kuanyu in November 2014 through contractual agreements. Shanghai Hode and Shanghai Kuanyu became the VIEs of the Group.

•	Issuance, repurchase and cancellation of Pre-IPO Ordinary Shares and Pre-IPO Preferred Shares

A summary of the key equity transactions of the Group that have occurred since the inception of the Company is as follows:

In June 2014, the Company issued an aggregated 50,936,000 ordinary shares to the founders. In October 2014,   37,336,000 ordinary shares were redesignated to Pre-IPO Class A Ordinary Shares, 13,600,000 ordinary shares were redesignated to Pre-IPO Class B Ordinary Shares. In October 2014, one founder further subscribed 6,800,000 Pre-IPO Class A Ordinary Shares.

In November 2014, the Company issued 7,000,000 Pre-IPO Class C Ordinary Shares and 25,000,000 Pre-IPO Series A Convertible Redeemable Preferred Shares (“ Pre-IPO Series A Preferred Shares”) to one founder and an investor for cash considerations of RMB7.8 million and US$4.5 million (RMB27.6 million) respectively. In conjunction with the issuances of the Pre-IPO Series A Preferred Shares, one founder sold 2,350,000 Pre-IPO Class A Ordinary Shares to the investor of the Pre-IPO Series A Preferred Shares, which were redesignated into Pre-IPO Series A Preferred Shares.

In December 2014, the Company issued 15,514,706 Pre-IPO Series A+ Convertible Redeemable Preferred Shares ("Pre-IPO Series A+ Preferred Shares"), 3,100,000 Pre-IPO Class A Ordinary Shares and 500,000 Pre-IPO Class C Ordinary Shares to a group of investors and a newly joined founder. Further, 5,000,000 Pre-IPO Class A Ordinary Shares and 2,132,353 Pre-IPO Class D Ordinary Shares were issued to Mr. Rui Chen, the Company’s Chairman of the Board of Directors and Chief Executive Officer ("CEO"). In conjunction with the issuances of the Pre-IPO Series A+ Preferred Shares, the investors agreed to transfer 11,000,000 Pre-IPO Series A Preferred Shares to Mr. Rui Chen, which were redesignated into 10,000,000 Pre-IPO Class A Ordinary Shares and 1,000,000 Pre-IPO Class C Ordinary Shares. The 10,000,000 Pre-IPO Class A Ordinary Shares was subject to an agreed vesting schedule provided that Mr. Rui Chen would continue his employment with the Group till the end of 2015. Consideration paid by Mr. Rui Chen for the 1,000,000 Pre-IPO Class C Ordinary Shares was approximately RMB1.3 million (US$0.2 million).

In January 2015, the Company issued 22,794,876 Pre-IPO Series B Convertible Redeemable Preferred Shares ("Pre-IPO Series B Preferred Shares") for total cash considerations of US$44.2 million (RMB271.1 million).

In July 2015, the Company issued 39,297,373 Pre-IPO Series C Convertible Redeemable Preferred Shares ("Pre-IPO Series C Preferred Shares") for cash considerations of US$161.4 million (RMB991.8 million).

Concurrent with the issuance of Pre-IPO Series B and Series C Preferred Shares in January and July 2015, the Company repurchased and cancelled 940,934 and 4,000,000 Pre-IPO Class A Ordinary Shares held by the founders, who are also employees of the Company, and 6,085,754 Pre-IPO Series A Preferred Shares held by the Pre-IPO Series A Preferred Shares investor, at the price of US$1.8 million (RMB11.2 million), US$16.4 million (RMB100.5 million) and US$25.0 million (RMB152.9 million), respectively.

In May 2016, the Company issued 41,480,769 Pre-IPO Series C1 Convertible Redeemable Preferred Shares and 954,605 Pre-IPO Series C2 Convertible Redeemable Preferred Shares ("Pre-IPO Series C1/C2 Preferred Shares") for cash considerations of US$194.3 million (RMB1,264.3 million) and US$5.0 million (RMB33.2 million), respectively.

Concurrent with the issuance of Pre-IPO Series C1/C2 Preferred Shares in May 2016, the Company repurchased and cancelled 3,185,744 Pre-IPO Series A Preferred Shares and 871,425 Pre-IPO Series A+ Preferred Shares held by the investors, at the price of US$14.9 million (RMB98.9 million) and US$4.1 million (RMB27.1 million) respectively.

Additionally, in May 2016, the Company redesignated 1,104,535 Pre-IPO Class A Ordinary Shares held by three founders into Pre-IPO Series C1 Preferred Shares, and then transferred such 1,104,535 Pre-IPO Series C1 Preferred Shares to one founder, who is also an employee of the Company, at par value. The Company did not receive any proceeds from this transaction.

In July 2015 and May 2016, the Company issued 2,500,000 and 2,000,000 Pre-IPO Class A Ordinary Shares respectively to one founder, who is also an employee of the Company, for free.

In December 2016, the Company issued 12,796,395 Pre-IPO Class A Ordinary Shares to one founder, who is also an employee of the Company, for free.

In May 2017, the Company issued 11,946,546 Pre-IPO Series D1 Convertible Redeemable Preferred Shares ("Pre-IPO Series D1 Preferred Shares"), among which, 11,301,189 shares were Pre-IPO Series C Preferred Shares repurchased by the Company from Pre-IPO Series C Preferred Shares investors and redesignated into Pre-IPO Series D1 Preferred Shares while 645,357 shares were Pre-IPO Class A Ordinary Shares repurchased from the founders and redesignated into Pre-IPO Series D1 Preferred Shares. The Company also issued 1,154,643 Pre-IPO Series D1 Preferred Shares for cash consideration of US$7.2 million (RMB49.1 million). Meanwhile, the Company issued 13,759,564 Pre-IPO Series D2 Convertible Redeemable Preferred Shares ("Pre-IPO Series D2 Preferred Shares") for cash consideration of US$100.0 million (RMB689.1 million). Concurrent with the issuance of such Pre-IPO Series D1/D2 Preferred Shares, the Company repurchased 1,154,643 Pre-IPO Class A Ordinary Shares from two founders.

•	Initial public offering (“IPO”) and followed offering

In April 2018, the Company completed its IPO on the NASDAQ Global Select Market. In the offering, 42,000,000 American depositary shares (“ADSs”), representing 42,000,000 Class Z Ordinary Shares, were issued and sold to the public at a price of US$11.50 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$443.3 million (RMB2,781.8 million).

In accordance to the written resolutions passed by the Board of Directors of the Company and its shareholders in February 2018, upon the completion of the IPO, the Company completed the redesignation on a one-for-one basis of: (i) 60,027,926 shares of Pre-IPO Class A Ordinary Shares, 13,600,000 shares of Pre-IPO Class B Ordinary Shares, 8,500,000 shares of Pre-IPO Class C Ordinary Shares, and 2,132,353 shares of Pre-IPO Class D Ordinary Shares into Class Y Ordinary Shares; and 9,309,000 shares of Pre-IPO Class A Ordinary Shares into Class Z Ordinary Shares; (ii) 1,104,535 shares of Pre-IPO Series C1 Preferred Shares into Class Y Ordinary Shares, 7,078,502 shares of Pre-IPO Series A Preferred Shares, 14,643,281 shares of Pre-IPO Series A+ Preferred Shares, 22,794,876 shares of Pre-IPO Series B Preferred Shares, 27,996,184 shares of Pre-IPO Series C Preferred Shares, 41,480,769 shares of Pre-IPO Series C1 Preferred Shares, 954,605 shares of Pre-IPO Series C2 Preferred Shares, 13,101,189 shares of Pre-IPO Series D1 Preferred Shares and 13,759,564 shares of Pre-IPO Series D2 Preferred Shares into Class Z Ordinary Shares.

In October 2018, 25,063,451 ADSs, representing 25,063,451 Class Z Ordinary Shares, were newly issued and sold to Tencent Holdings Limited (“Tencent”). The net proceeds to the Company from the offering, after deducting offering expenses, were approximately US$317.2 million (RMB2,170.8 million).

Contractual agreements with major VIEs

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content services, the Group operates its restricted businesses in the PRC through its VIEs, whose equity interests are held by certain founders of the Group. The Company obtained control over these VIEs by entering into a series of contractual arrangements with the legal shareholders who are also referred to as nominee shareholders. These nominee shareholders are the legal owners of the VIEs. However, the rights of those nominee shareholders have been transferred to the Company through the contractual arrangements.

The contractual arrangements that are used to control the VIEs include powers of attorney, exclusive technology consulting and services agreements, equity pledge agreements and exclusive option agreements. Management concluded that the Company, through the contractual arrangements, has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs, and therefore the Company is the ultimate primary beneficiary of these VIEs. As such, The Company consolidates the financial statements of these VIEs. Consequently, the financial results of the VIEs were included in the Group’s consolidated financial statements in accordance with the basis of presentation as stated in Note 2 a).

The following is a summary of (i) the contractual agreements entered into by and among Hode Technology, Shanghai Hode, and the nominee shareholders of Shanghai Hode;

Exclusive Technology Consulting and Services Agreements.   Under the exclusive technology consulting and services agreement between Hode Technology and Shanghai Hode, dated November 3, 2014, Hode Technology has the exclusive right to provide to Shanghai Hode consulting and services related to, among other things, research and development, system operation, advertising, internal training and technical support. Hode Technology has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Shanghai Hode shall pay Hode Technology an annual service fee, which subject to the adjustment by Hode Technology at its sole discretion. This agreement will remain effective for a 10‑years term and then be automatically renewed, unless Hode Technology gives Shanghai Hode a termination notice 90 days before the term ends.

Exclusive Option Agreements.   Pursuant to the exclusive purchase option agreement, dated November 3, 2014, among Hode Technology, Shanghai Hode and its shareholders, each of the shareholders of Shanghai Hode irrevocably granted Hode Technology an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in Shanghai Hode, and the purchase price shall be the lowest price permitted by applicable PRC law. In addition, Shanghai Hode irrevocably granted Hode Technology an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of Shanghai Hode’s assets at the book value of such assets, or at the lowest price permitted by applicable PRC law, whichever is higher. The shareholders of Shanghai Hode undertakes that, without the prior written consent of Hode Technology or the Company, they shall not increase or decrease the registered capital, dispose of its assets, incur any debts or guarantee liabilities, enter into any material purchase agreements, conduct any merger, acquisition or investments, amend its articles of association or provide any loans to third parties. The exclusive option agreements will remain effective until all equity interests in Shanghai Hode held by their shareholders and all assets of Shanghai Hode are transferred or assigned to Hode Technology or its designated representatives.

Powers of Attorney.   Pursuant to the powers of attorney dated November 3, 2014, each of the shareholders of Shanghai Hode, executed a power of attorney to irrevocably appoint Hode Technology or its designated person as his attorney-in-fact to exercise all of his rights as a shareholder of Shanghai Hode, including, but not limited to, the right to convene and attend shareholders’ meeting, vote on any resolution that requires a shareholder vote, such as the appointment or removal of directors and executive officers, and other voting rights pursuant to the then-effective articles of association of Shanghai Hode. The powers of attorney will remain in force for so long as the shareholders remain shareholders of Shanghai Hode.

Equity Pledge Agreements. Pursuant to the equity pledge agreements dated November 3, 2014, among Hode Technology, Shanghai Hode and its shareholders, the shareholders of Shanghai Hode pledged all of their equity interests in Shanghai Hode to guarantee their and Shanghai Hode’s performance of their obligations under the contractual arrangements. In the event of a breach by Shanghai Hode or Shanghai Hode’s shareholders of contractual obligations under these agreements, Hode Technology, as pledgee, will be entitled the right to dispose of the pledged equity interests in Shanghai Hode. The shareholders of Shanghai Hode also undertakes that, during the term of the equity pledge agreements, they shall not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the term of the equity pledge agreements, Hode Technology has the right to receive all of the dividends and profits distributed on the pledged equity interests. The pledge will remain binding until Shanghai Hode and its shareholders discharge all their obligations under the contractual arrangements.

and (ii) the contractual agreements entered into by and among Hode Technology, Shanghai Kuanyu and the nominee shareholders of Shanghai Kuanyu.

Exclusive Technology Consulting and Services Agreements.   Under the exclusive technology consulting and services agreement between Hode Technology and Shanghai Kuanyu, dated November 3, 2014, Hode Technology has the exclusive right to provide to Shanghai Kuanyu consulting and services related to, among other things, research and development, system operation, advertising, internal training and technical support. Hode Technology has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Shanghai Kuanyu shall pay Hode Technology an annual service fee, which subject to the adjustment by Hode Technology at its sole discretion. This agreement will remain effective for a 10‑year term and then be automatically renewed, unless Hode Technology gives Shanghai Kuanyu a termination notice 90 days before the term ends.

Exclusive Option Agreements.   Pursuant to the exclusive purchase option agreements, dated November 3, 2014, among Hode Technology, Shanghai Kuanyu and its shareholders, each of the shareholders of Shanghai Kuanyu irrevocably granted Hode Technology an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in Shanghai Kuanyu, and the purchase price shall be the lowest price permitted by applicable PRC law. In addition, Shanghai Kuanyu irrevocably granted Hode Technology an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of Shanghai Kuanyu’s assets at the book value of such assets, or at the lowest price permitted by applicable PRC law, whichever is higher. The shareholders of Shanghai Kuanyu undertakes that, without the prior written consent of Hode Technology or the Company, they shall not increase or decrease the registered capital, dispose of its assets, incur any debts or guarantee liabilities, enter into any material purchase agreements, conduct any merger, acquisition or investments, amend its articles of association or provide any loans to third parties. The exclusive option agreements will remain effective until all equity interests in Shanghai Kuanyu held by its shareholders and all assets of Shanghai Kuanyu are transferred or assigned to Hode Technology or its designated representatives.

Powers of Attorney.   Pursuant to the powers of attorney dated November 3, 2014, each of the shareholders of Shanghai Kuanyu, executed a power of attorney to irrevocably appoint Hode Technology or its designated person as his attorney-in-fact to exercise all of his rights as a shareholder of Shanghai Kuanyu, including, but not limited to, the right to convene and attend shareholders’ meeting, vote on any resolution that requires a shareholder vote, such as the appointment or removal of directors and executive officers, and other voting rights pursuant to the then-effective articles of association of Shanghai Kuanyu. The powers of attorney will remain in force for so long as the shareholders remain shareholders of Shanghai Kuanyu.

Equity Pledge Agreements.   Pursuant to the equity pledge agreements dated November 3, 2014, among Hode Technology, Shanghai Kuanyu and its shareholders, the shareholders pledged all of their equity interests in Shanghai Kuanyu to guarantee their and Shanghai Kuanyu’s performance of their obligations under the contractual arrangements. In the event of a breach by Shanghai Kuanyu or Shanghai Kuanyu’s shareholders of contractual obligations under these agreements, Hode Technology, as pledgee, will be entitled the right to dispose of the pledged equity interests in Shanghai Kuanyu. The shareholders of Shanghai Kuanyu also undertakes that, during the term of the equity pledge agreements, they shall not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the term of the equity pledge agreements, Hode Technology has the right to receive all of the dividends and profits distributed on the pledged equity interests. The pledge will remain binding until Shanghai Kuanyu and its shareholders discharge all their obligations under the contractual arrangements.

On June 2, 2015, the contractual agreements among Hode Technology, Shanghai Kuanyu, and nominee shareholders of Shanghai Kuanyu were updated to remove one of the nominee shareholders of Shanghai Kuanyu. On October 10, 2017, the contractual agreements among Hode Technology, Shanghai Hode, and the nominee shareholders of Shanghai Hode were updated to remove one of the nominee shareholders of Shanghai Hode. These changes had no impact on the Group’s effective control over Shanghai Kuanyu and Shanghai Hode, and therefore had no impact on the consolidated financial statements.

Risks in relation to the VIE structure

A significant part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and have indicated they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

The Company’s ability to control the VIEs also depends on the powers of attorney the founders has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these powers of attorney are legally enforceable but may not be as effective as direct equity ownership.

In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the Group’s business and operating licenses;
•	require the Group to discontinue or restrict its operations;
•	restrict the Group’s right to collect revenues;
•	block the Group’s websites;
•	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
•	impose additional conditions or requirements with which the Group may not be able to comply; or
•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign-owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

The combined financial information of the Group’s VIEs as of December 31, 2017 and 2018 and for the years ended December 31,2016, 2017 and 2018 was included in the accompanying consolidated financial statements of the Group as follows:

	December 31,	December 31,
	2017	2018
	RMB in thousands
Current assets:
Cash and cash equivalents	241,303	152,295
Time deposits	1,960	10,265
Accounts receivable, net	392,942	130,823
Amounts due from the Company and its subsidiaries	16,740	165,559
Receivables due from related parties	29,660	—
Prepayments and other current assets	453,703	841,018
Short-term investments	447,686	252,943
Non-current assets:
Long-term investments, net	502,240	843,149
Other non-current assets	263,248	943,373
Total assets	2,349,482	3,339,425
Current liabilities:
Accounts payable	500,685	1,078,070
Salary and welfare payables	60,356	94,699
Taxes payable	20,552	27,152
Deferred revenue	571,248	937,086
Amounts due to the Company and its subsidiaries	272,864	1,594,527
Accrued liabilities and other payables	29,274	318,568
Amount due to related parties	5,724	23,054
Total liabilities	1,460,703	4,073,156

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Net revenues:
Revenue from third parties	522,944	2,465,296	3,691,219
Revenue from the Company and its subsidiaries	—	22,751	443,405
Net revenues	522,944	2,488,047	4,134,624
Net loss	(253,148)	(63,088)	(587,932)

	For the Year Ended December 31,
	2016	2017	2018
	RMB in thousands
Net cash (used in)/provided by operating activities	(5,969)	492,063	636,972
Net cash used in investing activities	(755,788)	(632,549)	(674,483)
Net cash provided by financing activities	915,795	179,707	130,592

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB7.2 million and RMB12.2 million, as of December 31, 2017 and 2018, as well as certain non-distributable statutory reserves amounting to approximately RMB4.1 million and RMB7.7 million, respectively, as of December 31, 2017 and 2018. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

Liquidity

The Group incurred net losses of RMB911.5 million, RMB183.8 million and RMB565.0 million for the years ended December 31, 2016, 2017 and 2018, respectively. Net cash used in operating activities was RMB199.0 million for the year ended December 31, 2016. Net cash provided by operating activities was RMB464.6 million and RMB737.3 million for the years ended December 31, 2017 and 2018, respectively. Accumulated deficit was RMB2,222.8 million and RMB2,842.7 million as of December 31, 2017 and 2018, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract investors’ investments. Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. In the past, the Group has been continuously receiving financing support from outside investors through the issuance of preferred shares. In 2018, the Company has completed its IPO in NASDAQ and entered into a definitive agreement with Tencent, raising US$443.3 million (RMB2,781.8 million) and US$317.2 million (RMB2,170.8 million), net of issuance cost, respectively. Moreover, the Group can adjust the pace of its operation expansion and control the operating expenses of the Group. Based on the above considerations, the Group believes the cash and cash equivalents and the operating cash flows are sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months from the date of the issuance of the consolidated financial statements. The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.